Cover	May 15, 2025
Cover [Abstract]
Entity Registrant Name	VirExit Technologies, Inc
Entity Central Index Key	0001591615
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 15, 2025
Entity Ex Transition Period	false
Entity File Number	000-55558
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	46-3754609
Entity Address Address Line 1	1280 Lexington Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10028
City Area Code	509
Local Phone Number	531-1671
Security 12b Title	Common
Trading Symbol	VXIT
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 2	FRNT2 #1292